Pension Plans - Schedule of Changes in Benefit Obligation (Details) (10 K) - KRW (₩) ₩ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Liability at beginning of year	₩ 1,180,730	₩ 930,098	₩ 930,098	₩ 880,656
Service cost	52,083	51,436	205,742	226,787
Interest cost	3,585	2,793	11,175	10,991
Benefit payments			(42,877)	(146,892)
Prior service cost
Remeasurement of defined benefit liabilities			(76,592)	(41,444)
Liability at end of year			1,180,730	930,098
Plan assets at end of year
Funded status and net liability recognized			₩ (1,180,730)	₩ (930,098)